Perpetual subordinated convertible securities (Details) - Perpetual subordinated convertible securities		12 Months Ended
	Dec. 14, 2017 USD ($) $ / shares $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 06, 2017 USD ($)
Perpetual subordinated convertible securities
Par value of subordinate debt | $ / shares	$ 250,000
Principal amount	$ 65,000,000
Distribution Rate (as a percent)	2.00%
Number of shares issued up on conversion of PSCS | shares		0
Threshold consecutive trading days		7 days
Maximum days from the last threshold consecutive trading date	10 days
Minimum days from the last threshold consecutive trading date	5 days
Conversion period	40 days
Initial conversion price | $ / shares	$ 12.78
Initial conversion ratio	152,648.6697
Closing foreign exchange rate | $ / shares	7.8034
Increase in distribution rate	3.00%
Call up period of securities	30 days
Net book value of PSCS	$ 64,100,000	$ 64,100,000
Issue expenses on PSCS	$ 900,000
Dividends paid		$ 0
China Integrated Circuit Industry Investment Fund Co., Ltd., (the "China IC Fund")
Perpetual subordinated convertible securities
Principal amount			$ 300,000,000
Datang
Perpetual subordinated convertible securities
Principal amount			$ 200,000,000
Company Call
Perpetual subordinated convertible securities
Threshold trading Days		20 days
Threshold consecutive trading days		30 days
Threshold stock price (as a percent)		130.00%
Company Call | Minimum
Perpetual subordinated convertible securities
Notice period for redemption		60 days
Company Call | Maximum
Perpetual subordinated convertible securities
Notice period for redemption		30 days
Clean Up Call
Perpetual subordinated convertible securities
Minimum percentage of aggregate principal amount to redeem outstanding bonds		90.00%
Clean Up Call | Minimum
Perpetual subordinated convertible securities
Notice period for redemption		45 days
Clean Up Call | Maximum
Perpetual subordinated convertible securities
Notice period for redemption		60 days
Tax Call | Minimum
Perpetual subordinated convertible securities
Notice period for redemption		30 days
Tax Call | Maximum
Perpetual subordinated convertible securities
Notice period for redemption		60 days
Accounting Call | Minimum
Perpetual subordinated convertible securities
Notice period for redemption		30 days
Accounting Call | Maximum
Perpetual subordinated convertible securities
Notice period for redemption		60 days
Rating Call | Minimum
Perpetual subordinated convertible securities
Notice period for redemption		30 days
Rating Call | Maximum
Perpetual subordinated convertible securities
Notice period for redemption		60 days